Equity Based Awards - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock reserved for future issuance	134,825,581				134,825,581		137,363,174	129,279,630
Stock issued during period, value, Stock options exercised	$ 62	$ 356		$ 600			$ 1,131	$ 390
Stock based compensation expense	1,777		$ 503		$ 2,971	$ 1,007	$ 2,569	$ 858
2013 Stock Plan [Member]
Common stock reserved for future issuance							36,313,607
Share-based payment award, Award vesting rights percentage							25.00%
Share-based payment award, Award expiration period							10 years
Share-based payment award, Aggregate intrinsic value of option outstanding	$ 114,700				$ 114,700		$ 13,600
Share-based payment award, Vested and expected to vest shares outstanding	17,877,383				17,877,383		18,695,077
Stock issued during period, Option exercised					857,343		2,231,540	240,875
Share-based payment award, options grants to purchase shares					0	850,300
Share-based payment award, Fair value of option granted							$ 12,700	$ 6,600
Stock based compensation expense							2,600	900
Share-based payment award, Compensation cost not yet recognized	$ 21,900				$ 21,900		$ 15,400
Share-based payment award, Compensation cost not yet recognized, Period of recognition					1 year 4 months 24 days		1 year 7 months 6 days
Share-based payment award, Fair value of option granted						$ 900
2013 Stock Plan [Member] | Maximum [Member]
Share-based payment award, Award vesting period							36 months
2013 Stock Plan [Member] | Minimum [Member]
Share-based payment award, Award vesting period							12 months
2013 Stock Plan [Member] | Employees Directors And Consultants [Member]
Common stock reserved for future issuance	36,313,607				36,313,607
2013 Stock Plan [Member] | Notes Receivable [Member]
Stock issued during period, value, Stock options exercised								$ 200
Common Stock [Member] | 2013 Stock Plan [Member]
Share-based payment award, options grants to purchase shares							9,890,563	7,194,585